NeoForce Group, Inc. Acquisition - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Sep. 08, 2015	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Business Acquisition [Line Items]
Business acquisition upfront cash payment			$ 1,000,000	$ 0
NeoForce Group, Inc. [Member]
Business Acquisition [Line Items]
Royalty payable		$ 1,928	$ 1,928
Revenue of acquiree		64,000,000
Net income of acquiree		13,000,000
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Business acquisition date			Sep. 08, 2015
Royalty payment period	36 months
Business acquisition upfront cash payment	$ 1,000,000
Royalty payable		$ 1,928	$ 1,928
Fair value of royalty	$ 153,000		$ 153,000
Fair value inputs, discount rate	20.00%